INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net loss carryforward	¥ 243	¥ 181
Deferred revenue	260	223
Long-term assets	125	149
Bad debt provision	7	6
Accrued payroll	23	16
Other accrued expenses	19	19
Share-based compensation	23	17
Others	0	1
Valuation allowance	(152)	(107)
Total deferred tax assets	548	505
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	449	447
Others	42	28
Total deferred tax liabilities	¥ 491	¥ 475